Share-Based Payments - Summaries of All STI and LTI Performance Rights Granted (Detail) - Share consolidation adjustment [member]	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year Number	1,211,112	2,161,392	1,893,081
Granted during the fiscal year Number	4,339,509	0	768,311
Exercised during the fiscal year Number	(855,556)	(950,280)	(500,000)
Balance at end of the end fiscal year Number	4,695,065	1,211,112	2,161,392
Vested and exercisable at end of the fiscal year Number	0	0	231,517
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year Number	16,237,064	13,870,535	12,130,033
Granted during the fiscal year Number	758,059	11,200,000	2,724,868
Exercised during the fiscal year Number	(5,000,967)	(6,827,005)	(984,366)
Lapsed during the fiscal year Number	0	(2,006,466)	0
Balance at end of the end fiscal year Number	11,994,156	16,237,064	13,870,535
Vested and exercisable at end of the fiscal year Number	0	834,250	3,256,167
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.55
Balance at start of the fiscal year Number		0	17,699
Granted during the fiscal year Number			0
Exercised during the fiscal year Number			(17,699)
Lapsed during the fiscal year Number			0
Balance at end of the end fiscal year Number			0
Vested and exercisable at end of the fiscal year Number			0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49	$ 0.49	$ 0.49
Balance at start of the fiscal year Number	1,200,000	3,600,000	3,600,000
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(1,200,000)	(2,400,000)	0
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	1,200,000	3,600,000
Vested and exercisable at end of the fiscal year Number	0	0	1,200,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49	$ 0.49	$ 0.49
Balance at start of the fiscal year Number	1,500,000	4,500,000	4,500,000
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(1,500,000)	(3,000,000)	0
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	1,500,000	4,500,000
Vested and exercisable at end of the fiscal year Number	0	0	1,500,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.29	$ 0.49
Balance at start of the fiscal year Number	966,666	1,933,333	2,900,000
Granted during the fiscal year Number		0	0
Exercised during the fiscal year Number		(966,667)	(966,667)
Lapsed during the fiscal year Number		0	0
Balance at end of the end fiscal year Number		966,666	1,933,333
Vested and exercisable at end of the fiscal year Number		0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.29
Balance at start of the fiscal year Number	966,666
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	(966,666)
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	0	966,666
Vested and exercisable at end of the fiscal year Number	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 16, 2022 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.33	$ 0.33	$ 0.33
Balance at start of the fiscal year Number	1,112,334	1,112,334	1,112,334
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(1,112,334)	0	0
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	1,112,334	1,112,334
Vested and exercisable at end of the fiscal year Number	0	834,250	556,167
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.35	$ 0.35	$ 0.35
Balance at start of the fiscal year Number	0	1,343,856	0
Granted during the fiscal year Number		0	1,343,856
Exercised during the fiscal year Number		0	0
Lapsed during the fiscal year Number		(1,343,856)	0
Balance at end of the end fiscal year Number		0	1,343,856
Vested and exercisable at end of the fiscal year Number	0	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 31, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.35	$ 0.35
Balance at start of the fiscal year Number	258,064	1,381,012	0
Granted during the fiscal year Number	0	0	1,381,012
Exercised during the fiscal year Number	(129,032)	(460,338)	0
Lapsed during the fiscal year Number	0	(662,610)	0
Balance at end of the end fiscal year Number	129,032	258,064	1,381,012
Vested and exercisable at end of the fiscal year Number		0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305	$ 0.305
Balance at start of the fiscal year Number	2,700,000	0
Granted during the fiscal year Number	0	2,700,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	2,700,000	2,700,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305	$ 0.305
Balance at start of the fiscal year Number	3,600,000	0
Granted during the fiscal year Number	0	3,600,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	3,600,000	3,600,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 22, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.305	$ 0.305
Balance at start of the fiscal year Number	3,200,000	0
Granted during the fiscal year Number	0	3,200,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	3,200,000	3,200,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 5, 2024 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.31	$ 0.31
Balance at start of the fiscal year Number	1,700,000	0
Granted during the fiscal year Number	0	1,700,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	1,700,000	1,700,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 13, 2025 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.29
Balance at start of the fiscal year Number	0
Granted during the fiscal year Number	758,059
Exercised during the fiscal year Number	(92,935)
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	665,124	0
Vested and exercisable at end of the fiscal year Number	0